December 18, 2014

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C., 20549

Re: Pacific Life Funds

(File Nos. 333-61366 and 811-10385)

Dear Sir or Madam:

On behalf of Pacific Life Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (XBRL) format that reflects the risk/return summary information included in the prospectus supplement filed pursuant to Rule 497 on December 2, 2014 (accession number 0001193125-14-429725), to the Pacific Life Funds Prospectus Class P Shares dated August 1, 2014, as supplemented. Such supplements are incorporated by reference into this Rule 497 document.

If you have any questions or comments, please contact the undersigned at (949) 219-3391 or by e-mail at jglallande@pacificlife.com.

Sincerely,

/s/ J. G. Lallande

J.G. Lallande, Esq.,

Fund Counsel

cc:	Audrey L. Cheng, Esq., Fund Counsel

Anthony H. Zacharski, Esq., Dechert LLP